Stock-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		1 Months Ended
	Jun. 30, 2013	Mar. 31, 2013 Restricted Stock Units [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2012 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2012 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2013 Non-Management Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Common stock, granted							142,157
Common stock aggregate value, granted							$ 400,000
Common stock, granted		411,629
Common stock, grant date fair value		1,000,000
Stock based compensation expense	$ 184,000		$ 100,000	$ 0	$ 184,000	$ 0